Earnings (Losses) Per Common Share - Schedule of Basic and Diluted Earnings (Losses) Per Common Share (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ATA Creativity Global	¥ (33,649,593)	$ (5,280,357)	¥ (92,198,032)	¥ (122,253,989)
Redeemable non-controlling interest redemption value accretion | ¥	2,283,089		6,184,572	6,008,491
Net loss available to common shareholders | ¥	¥ (35,932,682)		¥ (98,382,604)	¥ (128,262,480)
Denominator for basic loss per share:
Weighted average common shares outstanding | shares	62,748,095	62,748,095	62,660,037	50,915,710
Denominator for diluted loss per share | shares	62,748,095	62,748,095	62,660,037	50,915,710
Basic loss per common share from continuing operations	¥ (0.57)		¥ (1.57)	¥ (2.62)
Diluted loss per common share from continuing operations	(0.57)		(1.57)	(2.62)
Basic earnings per common share from discontinued operations				0.10
Basic and diluted earnings from discontinued operations per common share attributable to ATA Creativity Global				0.10
Basic loss per common share attributable to ATA Creativity Global	(0.57)		(1.57)	(2.52)
Diluted loss per common share attributable to ATA Creativity Global	¥ (0.57)		¥ (1.57)	¥ (2.52)